Supplement to Symetra True Variable Annuity® Prospectus
Supplement dated April 25, 2017
to Prospectus dated May 1, 2016 as supplemented

On or about May 30, 2017, and subject to certain shareholder and regulatory approvals, Janus Capital Group and Henderson Group plc are expected to combine businesses. Due to this combination, the following Janus Aspen Series Portfolios will undergo name changes on or about June 5, 2017.

Old Fund Name	New Fund Name
Janus Aspen Enterprise Portfolio	Janus Henderson Enterprise Portfolio
Janus Aspen Flexible Bond Portfolio	Janus Henderson Flexible Bond Portfolio
Janus Aspen Overseas Portfolio	Janus Henderson Overseas Portfolio
Janus Aspen Perkins Mid Cap Value Portfolio	Janus Henderson Mid Cap Value Portfolio

Accordingly, any references to the above-referenced Old Fund Names in this prospectus will be replaced with the New Fund Names.

The investment advisor for the Royce Capital Funds has changed. Accordingly, the disclosure under Appendix B: Portfolio Information is replaced with the following:

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Royce Capital Fund
Royce Capital Fund Micro-Cap Portfolio - Investment Class	Seeks long-term growth of capital.	Royce & Associates LP
Royce Capital Fund Small-Cap Portfolio - Investment Class	Seeks long-term growth of capital.	Royce & Associates LP

Effective on or about April 28, 2017, the Delaware VIP Smid Cap Growth Series will change its name to Delaware VIP Smid Cap Core Series and it will no longer be sub-advised. Accordingly, the disclosure under Appendix B: Portfolio Information regarding the Delaware VIP Smid Cap Growth Series is replaced with the following:

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Delaware VIP Trust
Delaware VIP Smid Cap Core Series, Standard Class	Seeks long-term capital appreciation.	Delaware Management Company

Any reference to the Delaware VIP Smid Cap Growth Series in this prospectus is replaced with Delaware VIP Smid Cap Core Series.

On or about April 28, 2017, certain series under the Virtus Variable Insurance Trust will undergo name changes as detailed below:

Old Fund Name	New Fund Name
Virtus International Series	Virtus Duff & Phelps International Series
Virtus Multi-Sector Fixed Income Series	Virtus Newfleet Multi-Sector Intermediate Bond Series
Virtus Real Estate Securities Series	Virtus Duff & Phelps Real Estate Securities Series
Virtus Small-Cap Growth Series	Virtus KAR Small-Cap Growth Series

Accordingly, any references to the above-referenced Old Fund Names in this prospectus will be replaced with the New Fund Names.

The investment advisor for the Vanguard VIF - Small Company Growth Portfolio has changed. Accordingly, the disclosure under Appendix B: Portfolio Information for this Portfolio is replaced with the following:

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Vanguard® Variable Insurance Fund Portfolios Vanguard is a registered trademark of The Vanguard Group
Vanguard VIF - Small Company Growth Portfolio	The Small Company Growth Portfolio seeks to provide long-term capital appreciation.	ArrowMark Colorado Holdings, LLC and The Vanguard Group, Inc.